Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2022
Schedule of lease expense [Abstract]
Schedule of lease expense
	Six months ended
	June 30,
	2022	2021
Lease expense	$55,327	$39,543

Schedule of operating leases
June 30,
2022
Cash paid for amounts included in the measurement of lease liabilities	$53,286
Right-of-use assets obtained in exchange for new operating lease liabilities	$207,818
Weighted-average remaining lease term — operating leases (years)	5.2
Weighted-average discount rate — operating leases	5.07%

Schedule of operating lease liabilities
2022	$62,378
2023	$148,138
2024	$135,433
2025	$132,891
2026	$132,891
2027	$110,742
Total undiscounted cash flows	$722,473
Less: imputed interest	$86,062
Present value of operating lease liabilities	$636,411

December 31, 2021
2022	$114,085
2023	$114,085
2024	$99,786
2025	$96,926
2026	$96,926
2027	$80,772